Cover	Mar. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2021
Entity File Number	333-177532
Entity Registrant Name	Kaya Holdings, Inc.
Entity Central Index Key	0001530746
Entity Tax Identification Number	90-0898007
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	916 Middle River Drive
Entity Address, Address Line Two	Suite 316
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(954)
Local Phone Number	892-6911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false